CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
COMMUNICATION SERVICES - 3.2%
Interactive Media & Services - 0.8%
QuinStreet Inc.	64,080	$670,277	*

Media - 2.4%
Gray Television Inc.	156,000	2,176,200	*

TOTAL COMMUNICATION SERVICES		2,846,477

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.0%
American Axle & Manufacturing Holdings Inc.	110,520	839,952	*

Diversified Consumer Services - 2.1%
K12 Inc.	67,750	1,845,510	*

Hotels, Restaurants & Leisure - 1.4%
Chuy’s Holdings Inc.	43,640	649,364	*
Everi Holdings Inc.	114,620	591,439	*

Total Hotels, Restaurants & Leisure		1,240,803

Specialty Retail - 4.9%
Aaron’s Inc.	37,370	1,696,598
Lithia Motors Inc., Class A Shares	7,830	1,184,914
Murphy USA Inc.	13,090	1,473,803	*

Total Specialty Retail		4,355,315

Textiles, Apparel & Luxury Goods - 0.6%
Oxford Industries Inc.	12,400	545,724

TOTAL CONSUMER DISCRETIONARY		8,827,304

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.8%
Sprouts Farmers Market Inc.	63,200	1,617,288	*

Food Products - 1.7%
Sanderson Farms Inc.	5,960	690,704
TreeHouse Foods Inc.	19,170	839,646	*

Total Food Products		1,530,350

TOTAL CONSUMER STAPLES		3,147,638

ENERGY - 4.1%
Energy Equipment & Services - 0.8%
Helmerich & Payne Inc.	39,380	768,304

Oil, Gas & Consumable Fuels - 3.3%
Brigham Minerals Inc., Class A Shares	54,670	675,174
International Seaways Inc.	92,470	1,510,960
Matador Resources Co.	85,910	730,235	*

Total Oil, Gas & Consumable Fuels		2,916,369

TOTAL ENERGY		3,684,673

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2020 Quarterly Report	1

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 26.4%
Banks - 15.6%
Bank OZK	69,540	$1,632,104
CVB Financial Corp.	32,020	600,055
First Financial Bancorp	76,505	1,062,654
First Interstate BancSystem Inc., Class A Shares	40,340	1,248,926
Heartland Financial USA Inc.	38,000	1,270,720
Home BancShares Inc.	49,040	754,235
IBERIABANK Corp.	26,280	1,196,791
TriCo Bancshares	39,270	1,195,772
TriState Capital Holdings Inc.	73,400	1,153,114	*
WesBanco Inc.	49,000	995,190
Western Alliance Bancorp	24,430	925,164
Wintrust Financial Corp.	41,930	1,828,987

Total Banks		13,863,712

Capital Markets - 0.8%
Blucora Inc.	64,290	734,192	*

Consumer Finance - 3.4%
Encore Capital Group Inc.	44,430	1,518,617	*
OneMain Holdings Inc.	28,650	703,071
Oportun Financial Corp.	57,370	771,053	*

Total Consumer Finance		2,992,741

Insurance - 1.7%
Assured Guaranty Ltd.	36,210	883,886
ProAssurance Corp.	41,340	598,190

Total Insurance		1,482,076

Mortgage Real Estate Investment Trusts (REITs) - 1.8%
Starwood Property Trust Inc.	108,830	1,628,097

Thrifts & Mortgage Finance - 3.1%
Essent Group Ltd.	31,490	1,142,142
Washington Federal Inc.	59,320	1,592,149

Total Thrifts & Mortgage Finance		2,734,291

TOTAL FINANCIALS		23,435,109

HEALTH CARE - 7.9%
Biotechnology - 1.2%
Akebia Therapeutics Inc.	80,300	1,090,474	*

Health Care Equipment & Supplies - 1.6%
Quotient Ltd.	184,830	1,367,742	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.7%
Acadia Healthcare Co. Inc.	56,420	$1,417,271	*
Covetrus Inc.	52,070	931,532	*

Total Health Care Providers & Services		2,348,803

Life Sciences Tools & Services - 1.3%
Syneos Health Inc.	20,210	1,177,232	*

Pharmaceuticals - 1.1%
Intra-Cellular Therapies Inc.	38,570	990,092	*

TOTAL HEALTH CARE		6,974,343

INDUSTRIALS - 12.5%
Aerospace & Defense - 0.9%
Cubic Corp.	17,320	831,880

Airlines - 1.1%
SkyWest Inc.	29,250	954,135

Machinery - 2.3%
EnPro Industries Inc.	23,720	1,169,159
Wabash National Corp.	86,360	917,143

Total Machinery		2,086,302

Professional Services - 1.1%
ICF International Inc.	14,710	953,649

Road & Rail - 1.5%
Marten Transport Ltd.	51,760	1,302,282

Trading Companies & Distributors - 5.6%
Foundation Building Materials Inc.	48,650	759,426	*
GATX Corp.	18,240	1,112,275
MRC Global Inc.	91,170	538,815	*
Rush Enterprises Inc., Class A Shares	20,710	858,637
Textainer Group Holdings Ltd.	96,190	786,834	*
Triton International Ltd.	29,670	897,221

Total Trading Companies & Distributors		4,953,208

TOTAL INDUSTRIALS		11,081,456

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.9%
NETGEAR Inc.	32,410	839,095	*

Electronic Equipment, Instruments & Components - 2.1%
Belden Inc.	20,520	667,926
Itron Inc.	17,500	1,159,375	*

Total Electronic Equipment, Instruments & Components		1,827,301

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2020 Quarterly Report	3

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
IT Services - 2.2%
CSG Systems International Inc.	19,760	$817,866
EVERTEC Inc.	41,330	1,161,373

Total IT Services		1,979,239

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries Inc.	20,070	1,360,546	*
Tower Semiconductor Ltd.	56,490	1,078,394	*

Total Semiconductors & Semiconductor Equipment		2,438,940

Software - 1.2%
CommVault Systems Inc.	27,950	1,081,665	*

TOTAL INFORMATION TECHNOLOGY		8,166,240

MATERIALS - 3.9%
Chemicals - 0.7%
Tronox Holdings PLC, Class A Shares	87,840	634,205

Containers & Packaging - 1.8%
Silgan Holdings Inc.	48,380	1,567,028

Metals & Mining - 1.4%
Commercial Metals Co.	59,930	1,222,572

TOTAL MATERIALS		3,423,805

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 9.4%
Brandywine Realty Trust	84,160	916,502
Kite Realty Group Trust	101,480	1,171,079
Lexington Realty Trust	119,540	1,261,147
Outfront Media Inc.	57,000	807,690
Physicians Realty Trust	101,170	1,772,499
RLJ Lodging Trust	116,120	1,096,173
STAG Industrial Inc.	44,020	1,290,666

TOTAL REAL ESTATE		8,315,756

UTILITIES - 6.0%
Electric Utilities - 2.9%
IDACORP Inc.	15,480	1,352,488
PNM Resources Inc.	30,510	1,172,804

Total Electric Utilities		2,525,292

Independent Power and Renewable Electricity Producers - 1.5%
NextEra Energy Partners LP	25,840	1,325,075

Multi-Utilities - 1.6%
Black Hills Corp.	25,670	1,454,462

TOTAL UTILITIES		5,304,829

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,779,514)		85,207,630

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Value Fund 2020 Quarterly Report

CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.042%	2,705,927	$2,705,927
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.090%	676,482	676,482	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,382,409)			3,382,409

TOTAL INVESTMENTS - 99.9% (Cost - $100,161,923)			88,590,039
Other Assets in Excess of Liabilities - 0.1%			57,476

TOTAL NET ASSETS - 100.0%			$88,647,515

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2020, the total market value of investments in Affiliated Companies was $676,482 and the cost was $676,482 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Value Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$85,207,630	—	—	$85,207,630
Short-Term Investments†	3,382,409	—	—	3,382,409

Total Investments	$88,590,039	—	—	$88,590,039

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended June 30, 2020. The following transactions were effected in shares of such company for the period ended June 30, 2020.

	Affiliate Value at September 30, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$3,909,562	3,909,562	$3,233,080	3,233,080	—	$3,145	—	$676,482

8